INVESTMENTS IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Jan. 31, 2020
Equity Method Investment [Roll Forward]
Balance at December 31, 2021	$ 41,343
Dividend received from associated companies	(7,497)	$ 0
Loss on disposal of equity method investments	(891)
Share of income	28,011
Other	(462)
Balance at June 30, 2022	$ 60,504
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	10.00%				10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	16.38%		16.40%	17.50%	17.50%
Equity Method Investment [Roll Forward]
Balance at December 31, 2021	$ 39,722
Dividend received from associated companies	(6,552)
Loss on disposal of equity method investments	(891)
Share of income	19,974
Other	0
Balance at June 30, 2022	$ 52,253
United Freight Carriers LLC ("UFC")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	50.00%				50.00%
Equity Method Investment [Roll Forward]
Dividend received from associated companies	$ (900)
Balance at June 30, 2022	$ 4,000
Capesize Chartering Ltd ("CCL")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	0.00%				25.00%
Other
Equity Method Investment [Roll Forward]
Balance at December 31, 2021	$ 1,621
Dividend received from associated companies	(945)
Loss on disposal of equity method investments	0
Share of income	8,037
Other	(462)
Balance at June 30, 2022	$ 8,251